Share-Based Compensation And Benefit Plans	12 Months Ended
Dec. 31, 2011
Share-Based Compensation And Benefit Plans [Abstract]
Share-Based Compensation And Benefit Plans

7. SHARE-BASED COMPENSATION AND BENEFIT PLANS

Share-Based Compensation Plans

We have two share-based compensation plans for employees. The 2001 Incentive Compensation Plan (the "2001 Plan") provides for the award of a broad variety of share-based compensation alternatives such as non-qualified stock options, incentive stock options, non-vested (restricted) stock, performance awards, dividend equivalents, deferred stock and stock appreciation rights at no less than 100% of the market price on the date the award is granted. To date, awards under the 2001 Plan consist of non-qualified stock options and non-vested (restricted) stock. Under the 2001 Plan, awards for an aggregate of 4,000,000 shares of Common and Class B common stock may be granted. A total of 1,839,419 shares of Common stock, net of cancellations and 1,577,298 shares of Class B common stock, net of cancellations have been awarded under the 2001 Plan as of December 31, 2011. There were 583,290 shares of common stock reserved for future grants as of December 31, 2011 under the 2001 Plan. There were 385,150 options of common stock outstanding under the 2001 Plan at December 31, 2011. Options under the 2001 Plan vest over two to five years of service and have contractual terms of five to ten years.

Awards of non-vested (restricted) stock, which are granted at no cost to the employee, vest upon attainment of a certain age, generally the employee's respective retirement age. Vesting may be accelerated in certain circumstances prior to the original vesting date.

We also maintain the 1991 Stock Option Plan (the "1991 Plan"), which expired during 2001; therefore, no additional options may be granted. There are no options of common stock outstanding under the 1991 Plan at December 31, 2011.

A summary of stock option activity under the 2001 Plan and 1991 Plan as of December 31, 2011, and changes during 2011, is as follows:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at January 1, 2011	493,000	$43.80
Granted	70,000	62.75
Exercised	(126,100)	37.46
Forfeited	(34,000)	49.92
Expired	(17,750)	64.56

Options outstanding at December 31, 2011	385,150	$47.82	2.76	$6,892

Options exercisable at December 31, 2011	150,734	$34.30	1.54	$4,727

The weighted-average grant date fair value of stock options granted during 2011, 2010 and 2009 was $12.31, $11.45 and $9.93, respectively. The total intrinsic value of stock options exercised during 2011, 2010 and 2009 was $4,724, $6,559 and $11,555, respectively. The fair value of stock options that vested during 2011, 2010 and 2009 was $475, $597 and $3,750, respectively.

A summary of non-vested (restricted) stock activity as of December 31, 2011, and changes during 2011, is shown below:

	Shares	Weighted- Average Grant Date Fair Value
Non-vested (restricted) stock outstanding at January 1, 2011	1,872,291	$31.47
Granted	429,602	63.87
Vested	(9,445)	50.71
Forfeited	(30,500)	54.64

Non-vested (restricted) stock outstanding at December 31, 2011	2,261,948	$37.23

The weighted-average grant date fair value of non-vested (restricted) stock granted during 2011, 2010 and 2009 was $63.87, $49.43 and $49.62, respectively. The fair value of non-vested stock that vested during 2011, 2010 and 2009 was $672, $3,609 and $1,460, respectively.

During 2011, 2010 and 2009, 2,527 shares of Common stock with an aggregate fair market value of $180, 19,678 shares of Common stock with an aggregate fair market value of $1,155 and 601 shares of Common stock with an aggregate fair market value of $23, respectively, were delivered as payment in lieu of cash to satisfy tax withholding obligations in connection with the vesting of non-vested (restricted) stock. These shares were retired upon delivery. At December 31, 2011, we were obligated to issue 58,301 shares of non-vested (restricted) Class B common stock under an executive compensation agreement. We issued these non-vested (restricted) shares of Class B common stock in the first quarter of 2012.

Share-Based Compensation Fair Value Assumptions

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing valuation model based on the weighted-average assumptions noted in the table below. The fair value of each stock option award, which is subject to graded vesting, is expensed, net of estimated forfeitures, on a straight-line basis over the requisite service period for each separately vesting portion of the stock option. We use historical data to estimate stock option forfeitures within the valuation model. The expected term of stock option awards granted represents the period of time that stock option awards granted are expected to be outstanding and was calculated using the simplified method for plain vanilla options, which we estimate provides a reasonable estimate of expected life based on our historical data. The risk-free rate for periods within the contractual life of the stock option award is based on the yield curve of a zero-coupon U.S. Treasury bond on the date the stock option award is granted with a maturity equal to the expected term of the stock option award. Expected volatility is based on historical volatility of our stock.

The weighted-average assumptions relating to the valuation of our stock options were as follows:

Years Ended December 31,	2011	2010	2009
Expected term in years	4.25	4.25	4.25
Risk-free interest rate	1.12%	1.14%	1.96%
Expected volatility	32.59%	33.35%	34.03%
Expected dividend yield	3.48%	3.65%	4.32%

Share-Based Compensation Expense

Share-based compensation expense included in selling, general and administrative expenses amounted to $6,663, $5,175 and $5,264 for the years ended December 31, 2011, 2010 and 2009, respectively.

Cash received from Common stock issued as a result of stock options exercised during 2011, 2010 and 2009 was $4,530, $5,285 and $9,592, respectively. During 2011, 2010 and 2009, 7,616 shares of Common stock with an aggregate fair market value of $437, 56,043 shares of Common and Class B common stock with an aggregate fair market value of $3,212 and 205,428 shares of Common and Class B common stock with an aggregate fair market value of $9,415, respectively, were delivered as payment in lieu of cash for stock option exercises and related tax withholdings.

These shares were retired upon delivery. In connection with stock option exercises, the tax benefits realized from share-based compensation plans totaled $916, $3,083 and $9,789, for the years ended December 31, 2011, 2010 and 2009, respectively.

At December 31, 2011, there was $1,354 of unrecognized share-based compensation expense related to stock options granted under the 2001 Plan, which is expected to be recognized over a weighted-average period of 1.7 years. At December 31, 2011, there was $55,249 of unrecognized share-based compensation expense related to non-vested (restricted) stock, which is expected to be recognized over a weighted-average period of 10.9 years. In the event that vesting is accelerated for any circumstance, as defined in the related agreements, the remaining unrecognized share-based compensation expense would be immediately recognized as a charge to earnings. Approximately $38,000 of the unrecognized share-based compensation for shares of non-vested (restricted) stock is related to awards granted to our Chief Executive Officer that vest in approximately 11 years upon his attainment of age 82.

Employee Stock Purchase Plan

The Watsco, Inc. Third Amended and Restated 1996 Qualified Employee Stock Purchase Plan (the "ESPP") provides for up to 1,500,000 shares of Common stock to be available for purchase by our full-time employees with at least 90 days of service. The plan allows participating employees to purchase, through payroll deductions or lump-sum contribution, shares of Common stock with a discount of 5% of the fair market value at specified times. During 2011, 2010 and 2009, employees purchased 8,520, 8,515 and 10,917 shares of Common stock at an average price of $59.44, $51.69 and $38.18 per share, respectively. Cash dividends received by the ESPP were reinvested in Common stock and resulted in the issuance of 5,097, 5,812 and 7,503 additional shares for the years ended December 31, 2011, 2010 and 2009, respectively. We received net proceeds of $829, $757 and $743, respectively, during 2011, 2010 and 2009, for shares of our Common stock issued under the ESPP. At December 31, 2011, 555,059 shares remained available for purchase under the plan.

401(k) Plan

We have a profit sharing retirement plan for our employees that is qualified under Section 401(k) of the Internal Revenue Code. Annual matching contributions are made based on a percentage of eligible employee compensation deferrals. The contribution has historically been made with the issuance of Common stock to the plan on behalf of our employees. For the years ended December 31, 2011, 2010 and 2009, we issued 27,240, 9,975 and 33,779 shares of Common stock to the plan representing the Common stock discretionary matching contribution of $1,718, $489 and $1,297, respectively.